FINANCIAL STATEMENT SCHEDULE I - Condensed Balance Sheets (Parenthetical) (Detail) ¥ in Thousands	Sep. 30, 2020 $ / shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 $ / shares	Sep. 30, 2019 CNY (¥) shares	Jun. 30, 2019 $ / shares shares	Mar. 31, 2018 $ / shares shares	Jul. 31, 2017 $ / shares shares	May 31, 2015 $ / shares shares
Series B convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares	$ 0.00001		$ 0.00001					$ 0.125
Convertible redeemable preferred shares, shares authorized		160,000,000		160,000,000
Convertible redeemable preferred shares, shares issued		160,000,000		160,000,000				160,000,000
Convertible redeemable preferred shares, shares outstanding		160,000,000		160,000,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 233,350
Series B convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001
Convertible redeemable preferred shares, shares authorized		160,000,000		160,000,000
Convertible redeemable preferred shares, shares issued		160,000,000		160,000,000
Convertible redeemable preferred shares, shares outstanding		160,000,000		160,000,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 233,350
Series C convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001				$ 0.25
Convertible redeemable preferred shares, shares authorized		120,000,000		120,000,000
Convertible redeemable preferred shares, shares issued		120,000,000		120,000,000			120,000,000
Convertible redeemable preferred shares, shares outstanding		120,000,000		120,000,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 287,231
Series C convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001
Convertible redeemable preferred shares, shares authorized		120,000,000		120,000,000
Convertible redeemable preferred shares, shares issued		120,000,000		120,000,000
Convertible redeemable preferred shares, shares outstanding		120,000,000		120,000,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 287,231
Series C-1 convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001			$ 0.29
Convertible redeemable preferred shares, shares authorized		103,500,000		103,500,000
Convertible redeemable preferred shares, shares issued		103,500,000		103,500,000		103,500,000
Convertible redeemable preferred shares, shares outstanding		103,500,000		103,500,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 255,213
Series C-1 convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001
Convertible redeemable preferred shares, shares authorized		103,500,000		103,500,000
Convertible redeemable preferred shares, shares issued		103,500,000		103,500,000
Convertible redeemable preferred shares, shares outstanding		103,500,000		103,500,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 255,213
Series C-2 convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares	0.00001		$ 0.00001		$ 0.3045
Convertible redeemable preferred shares, shares authorized		273,360,850		273,360,850
Convertible redeemable preferred shares, shares issued		273,360,850		273,360,850	273,360,850
Convertible redeemable preferred shares, shares outstanding		273,360,850		273,360,850
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 595,962
Series C-2 convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares	$ 0.00001
Convertible redeemable preferred shares, shares authorized		273,360,850
Convertible redeemable preferred shares, shares issued		273,360,850
Convertible redeemable preferred shares, shares outstanding		273,360,850
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 595,962